Licenses and Concessions Payable - Schedule of Licenses and Concessions Payable (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Liabilities Subject To Compromise Disclosures [Line Items]
Licenses and concessions payable	R$ 57,044	R$ 20,910	R$ 110,750
Licenses and concessions payable, current	57,044	20,306	106,677
Licenses and concessions payable, non current		604	4,073
Personal Mobile Services - SMP
Liabilities Subject To Compromise Disclosures [Line Items]
Licenses and concessions payable	4,565	4,649	7,812
STFC Concessions
Liabilities Subject To Compromise Disclosures [Line Items]
Licenses and concessions payable	R$ 52,479	R$ 16,261	R$ 102,938